CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful receivables	$ 20,938	$ 20,093
Allowance for amount due from related parties	1	3
Allowance for financing receivables, current	0	18,213
Allowance for prepayments and other current assets	20,486	13,086
Current liabilities	2,674,092	3,086,407
Non-current liabilities	$ 70,214	$ 85,309
Treasury shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Number of treasury shares held	603,177,267	426,996,825
Class A common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000	10,000,000,000
Common shares, shares issued	1,317,840,464	1,317,840,464
Common shares, shares outstanding	714,663,197	890,843,639
Class B common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000	1,000,000,000
Common shares, shares issued	326,509,555	326,509,555
Common shares, shares outstanding	326,509,555	326,509,555
Variable interest entity
Current liabilities	$ 392,620	$ 489,702
Non-current liabilities	14,259	17,477
Variable interest entity | Nonrecourse [Member]
Current liabilities	$ 190,356	$ 204,655